Fees Summary	Jul. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 164,000
Previously Paid Amount	0.00
Total Fee Amount	25.11
Total Offset Amount	0.00
Net Fee	25.11
Narrative - Max Aggregate Offering Price	$ 164,000
Final Prospectus	true